Fair Value Measurements (Details 1)	12 Months Ended
Mar. 31, 2025 $ / shares
Fair Value Disclosures [Abstract]
Expected Term (Years)	9 months
Risk-free interest rate	4.00%
Volatility	80.00%
Reference Price for one share of Class A common stock	$ 0.6